Income Taxes Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Income Tax Expense (Benefit) [Line Items]
Other Comprehensive Income (Loss), Tax effect	$ 2,524,000,000	$ (1,442,000,000)	$ 1,139,000,000
Net operating loss related to deferred tax assets	730,000,000
Credit carry forwards related to deferred tax assets	43,000,000
Undistributed foreign earnings	1,600,000,000
Income tax liability related to undistributed foreign earnings	450,000,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	3,700,000,000
Unrecognized Tax Benefits	5,528,000,000	6,069,000,000	5,005,000,000
Accrued interest and penalties	832,000,000	1,000,000,000
Recognized Interest and Penalties Expense	69,000,000	92,000,000
Possible decrease in unrecognized tax benefits	1,500,000,000
Expiration date of tax credit carryforwards	Dec. 31, 2033
Income Tax Positions On Temporary Differences [Member]
Components of Income Tax Expense (Benefit) [Line Items]
Unrecognized Tax Benefits	$ 1,800,000,000